BASIS OF PRESENTATION, LIQUIDITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 3) (Customer Concentration Risk)	12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended
	Dec. 31, 2012 Customer	Mar. 31, 2013 Revenues Customer	Mar. 31, 2012 Revenues Customer	Dec. 31, 2011 Revenues	Mar. 31, 2013 Accounts Receivable Customer
Concentration Risk [Line Items]
Number of customers	2	1	3		1
Total percent of revenues from various customers		11.00%	40.00%	26.00%	11.00%